Other provisions (Tables)	12 Months Ended
Dec. 31, 2023
Other provisions [abstract]
Schedule of provisions recorded in the consolidated statement of financial position

	As of December 31, 2023		As of December 31, 2022
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Litigation	256,669	68,662	253,757	242,545
Others	2,244,058	148,910	2,402,383	137,413
Total	2,500,727	217,572	2,656,140	379,958

Schedule of changes in provisions

	Litigation (1)	Others	Total
	ThCh$	ThCh$	ThCh$
As of January 1, 2022	576,587	2,419,465	2,996,052
Incorporated	507,989	308,194	816,183
Used	(312,708)	(206,154)	(518,862)
Released	(97,685)	–	(97,685)
Conversion effect	(177,881)	18,291	(159,590)
Changes	(80,285)	120,331	40,046
As of December 31, 2022	496,302	2,539,796	3,036,098
As of December 31, 2023
Incorporated	272,044	281,812	553,856
Used	(162,221)	–	(162,221)
Released	(52,542)	(440,137)	(492,679)
Conversion effect	(228,252)	11,497	(216,755)
Changes	(170,971)	(146,828)	(317,799)
As of December 31, 2023	325,331	2,392,968	2,718,299

(1)	See Note 35 - Contingencies and commitments.

Schedule of maturities of provisions

	Litigation	Others	Total
	ThCh$	ThCh$	ThCh$
Less than one year	256,669	2,244,058	2,500,727
Between 1 and 5 years	44,991	148,910	193,901
More than 5 years	23,671	–	23,671
Total	325,331	2,392,968	2,718,299

The maturities of provisions as of December 31, 2022, are detailed as follows:

	Litigation	Others	Total
	ThCh$	ThCh$	ThCh$
Less than one year	253,757	2,402,383	2,656,140
Between 1 and 5 years	180,012	1,063	181,075
More than 5 years	62,533	136,350	198,883
Total	496,302	2,539,796	3,036,098